Note 26 - Impairment Testing of Goodwill and Intangible Assets With Indefinite Lives	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of impairment of assets [text block]
26.	IMPAIRMENT TESTING OF GOODWILL AND INTANGIBLE ASSETS WITH INDEFINITE LIVES

Goodwill acquired through business combinations and intangible assets with indefinite lives have been allocated to one
of
four
operating segments. These segments are the U.K. Consumer, North America Consumer, U.K. Commercial, and North America Commercial. The goodwill associated with the Filter Group acquisition was not
allocated to an operating segment for the purposes of impairment testing as at
March 31, 2019.

For impairment testing, goodwill and brand have been allocated as follows as at
March 31, 2019:

	Consumer segment		Commercial segment
	North America	U.K.	North America
Goodwill	$168,003	$13,355	$158,563
Brand	19,570	-	14,734
	$187,573	$13,355	$173,297

The goodwill of
$38.2
million associated with the acquisition of Filter Group has been allocated to the Consumer segment for the purposes of goodwill impairment testing.

Just Energy considers the relationship between its market capitalization and its book value, among other factors, when reviewing for indicators of impairment. As at
March 31, 2019,
the market capitalization of Just Energy was above the book value of its equity.

The recoverable amount of each of the operating segments has been determined based on a fair value less costs of disposal model using fiscal
2019’s
EBITDA of the operating segment multiplied by the entity’s EBITDA multiple. The EBITDA multiple and the EBITDA of the segment that has been utilized in the fair value less costs to disposal model are consistent with external sources of information and are considered a Level
2
input within the fair value hierarchy.